Debt (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Loans and Borrowings, Measured at Amortized Cost
Loans and borrowings, measured at amortized cost, as of December 31, 2020 and December 31, 2019 are summarized as follows:

	December 31, 2020	December 31, 2019
Current:
Short–term borrowings and current portion of long–term debt	$4,235,197	$569,292
Current portion-bonds	352,011	65,632
Short-term aircraft rentals - right of use	414,410	229,260
Short-term other rentals - right of use	9,476	7,860

	$5,011,094	$872,044

Noncurrent:
Long–term debt	$292,503	$2,557,257
Non-current portion-bonds	—	465,612
Long-term aircraft rentals – right of use	929,789	899,265
Long-term other rentals – right of use	47,870	62,145

	$1,270,162	$3,984,279

Schedule of Outstanding Obligations
Terms and conditions of the Group’s outstanding obligations for periods ended December 31, 2020 and December 31, 2019, are as follows:

		December 31, 2020
	Due through	Weighted average interest rate	Nominal Value	Carrying Amount
Short–term borrowings	2022	6.00%	$108,257	$99,857
Long–term debt	2029	6.91%	4,975,853	4,427,843
Bonds	2023	8.88%	550,000	352,011
Aircraft rentals	2031	4.92%	1,266,489	1,344,199
Other rentals	2037	7.16%	87,405	57,346

Total			$6,988,004	$6,281,256

		December 31, 2019
	Due through	Weighted average interest rate	Nominal Value	Carrying Amount
Short–term borrowings	2020	6.43%	$128,671	$118,137
Long–term debt	2029	4.68%	4,185,526	3,008,412
Bonds	2023	9.93%	550,000	531,244
Aircraft rentals	2031	4.92%	1,347,219	1,128,525
Other rentals	2037	7.37%	87,405	70,005

Total			$6,298,821	$4,856,323

Summary of Detail of the Debt Balance
Below the detail of the debt balance by type of loan:

	December 31, 2020	December 31, 2019
Aircraft	$1,883,281	$1,832,500
Corporate	2,644,419	1,294,049
Bonds	352,011	531,244
Right of use IFRS 16	1,401,545	1,198,530

	$6,281,256	$4,856,323

Schedule of Future Payments on Long-term Debt

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2020	$4,304,761	$305,443	$—	$—	$—	$4,610,204

December 31, 2019	$554,021	$540,615	$853,756	$612,874	$1,078,742	$3,640,008

Schedule of Future Payments on Bonds

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2020	$352,011	$—	$—	$—	$—	$352,011

December 31, 2019	$105,022	$43,598	$43,598	$506,218	$—	$698,436

Schedule of Changes in Liabilities Derived from Financing Activities
Changes in liabilities derived from financing activities at December 31, 2020

	January 1, 2020	New acquisitions (1)	New Leases (2)	Financial Cost	Payments	Interest Payments	Foreign exchange movement / Others (3)	Reclassification (4,5)	December 31, 2020
Current interest-bearing loans and borrowings (excluding items listed below)	$118,137	$51,223	$—	$6,707	$(14,447)	$(2,400)	$(9,363)	$(50,000)	$99,857
Current portion of long-term credits (excluding items listed below)	$451,155	$1,048,941	$—	$174,384	$(269,357)	$(102,713)	$(203,479)	$3,036,409	$4,135,340
Current Bonds	$65,632	$—	$—	$21,475	$85	$—	$—	$264,819	$352,011
Non-current bonds	$465,612	$—	$—	$2,314	$—	$—	$16,493	$(484,419)	$—
Non-current portion of long term debt	$2,557,257	$12,916	$—	$—	$—	$—	$(1,319)	$(2,276,351)	$292,503
Aircraft rentals – right of use	$1,128,525	$—	$191,819	$79,730	$(52,729)	$(28,919)	$25,773	$—	$1,344,199
Other rentals – right of use	$70,005	$—	$15	$1,688	$(14,400)	$(2,031)	$2,069	$—	$57,346

Total liabilities from financing activities	$4,856,323	$1,113,080	$191,834	$286,298	$(350,848)	$(136,063)	$(169,826)	$490,458	$6,281,256

(1)	The value indicated in the cash flow is $ 944,580, the difference corresponding to: $168,500 for the acquisition of Lifemiles. The transaction costs of the DIP financing contracts amount to $42,516.
(2)	Property and equipment acquired during the period under financial and operating lease; These movements have no effect on the consolidated statement of cash flows.
(3)	As part of reorganization proceedings on Chapter 11, 8 aircraft of financial lease and 4 aircraft recognized as rights of use were rejected.
(4)
$490,458 it was reclassified from liabilities associated with the assets held for sale to short-term and long-term debt, Likewise, a reclassification of long-term short-term debt of $2,073,197 has been recognized for purposes of non-compliance
in some terms and conditions of our debts.

(5)	As part of the debt restructuring, the Company Rolled-up stakeholder loans for $50,000 and Senior Notes 2023 under the DIP structure for a total of $219,600.

Changes in liabilities derived from financing activities at December 31, 2019

	January 1, 2019	Adoption IFRS 16	New acquisitions (2)	New Leases (1)	Financial Cost	Payments	Interest Payments	Foreign exchange movement / Others	Reclassification (3)	December 31, 2019
Current interest-bearing loans and borrowings (excluding items listed below)	$119,866	$—	$26,717	$—	$7,563	$(27,833)	$(7,207)	$(969)	$—	$118,137
Current portion of long-term credits (excluding items listed below)	469,500	—	144,783	—	155,444	(378,893)	(162,096)	(6,976)	229,393	451,155
Current Bonds	587,292	—	—	—	47,112	(26,820)	(53,866)	(3,667)	(484,419)	65,632
Non-current bonds	—	—	465,612	—	—	—	—	—	—	465,612
Non-current portion of long term debt	2,830,922	—	454,055	—				(7,869)	(719,851)	2,557,257
Aircraft rentals – right of use	—	1,010,200	—	313,001	49,081	(194,676)	(49,081)	—	—	1,128,525
Other rentals – right of use	—	69,533	—	9,144	2,804	(9,518)	(2,804)	846	—	70,005

Total liabilities from financing activities	$4,007,580	$1,079,733	$1,091,167	$322,145	$262,004	$(637,740)	$(275,054)	$(18,635)	$(974,877)	$4,856,323

(1)	Goods and equipment acquired during the period under finance and operative lease; these movements have no effect on the consolidated statement of cash flows.
(2)
The value indicated in the cash flow is $ 616,555, the difference of $ 465,612 corresponds to the value of the bonds exchanged ($484,419) in December 2019 less transaction costs ($18,807) and $9,000 corresponds to a loan acquired by Aerounion for the acquisition of the Airbus A330 aircraft with Scotiabank Bank, a movement that is not shown because it is related to property and equipment.

(3)
A reclassification of long-term short-term debt of $34,407 has been made for purposes of non-compliance
in some terms and conditions of our debts, which are currently being negotiated. Likewise, $490,458 was reclassified corresponding to debt associated with assets that are available for sale. Additionally, the decrease in the debt of the initial bonds that were exchanged for $484,419 in December 2019.

Schedule of Classification of Debt
As of December 31, 2020, the debt is classified as follows:

31 de December, 2020
Guaranteed	$4,026,496
Not Guaranteed	174,167

Subtotal	$4,200,663

Debt in Chapter 11	$4,200,663
Loans	397,630
(Debtor in Possession) DIP	1,682,963

Total	$6,281,256

Aircraft Rights Of Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure Of Schedule Of Future Payments On Aircraft right of use

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2020	$471,635	$319,849	$258,452	$229,118	$262,097	$1,541,151

December 31, 2019	$256,192	$238,618	$226,537	$198,880	$323,329	$1,243,556

Other right of use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure Of Schedule Of Future Payments On Other right of use

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2020	$14,350	$6,825	$5,205	$4,946	$74,110	$105,436

December 31, 2019	$8,318	$8,141	$7,557	$7,487	$46,812	$78,315

Avianca Holdings S.A., Avianca Leasing, LLC and Grupo Taca Holdings Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of senior notes outstanding and the corresponding balances
As of December 31, 2020, and December 31, 2019 the Senior Notes outstanding, and the corresponding balances are as follows:

•	Initial issue – existing bonds

Issuing entities	Original currency	Total placed in original currency	Balance as of
			December 31,	December 31,
			2020	2019
Avianca Holdings S.A., Avianca Leasing LLC and Grupo Taca Holdings Limited	USD	550,000	$71,073	$65,632

Issuers:	Avianca Holdings S.A., Avianca Leasing, LLC, and Grupo Taca Holdings Limited

Guarantors:	Avianca Costa Rica, S.A., Avianca Perú S.A., and Taca International Airlines, S.A. fully and unconditionally guarantee the total Notes, Aerovías del Continente Americano – Avianca, S.A. unconditionally guarantee the obligations of Avianca Leasing, LLC under the Senior Notes in an amount equal to $367 million.

Pending bonds	$ 65,581 aggregate capital amount of 8.375% Senior Bonds payable in 2020.

Initial Issue Price:	98.706%

Initial Issue Date:	May 10, 2013

Issue Amount:	$300 million

Interest:	The Senior Notes will bear interest at a fixed rate of 8.375% per year, The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, 2013, Interest will accrue from May 10, 2013, The second issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on May 10, 2014.

Second Issue Price:	104.50%

Second Issue Date:	April 8, 2014

Maturity Date (a):	The Senior Notes matured on May 10, 2020

Avianca Holdings SA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of senior notes outstanding and the corresponding balances

Issuing entities	Original currency	Total placed in original currency	Balance as of
			December 31,	December 31,
			2020	2019
Avianca Holdings S.A. (1)	USD	484,419	$280,938	$465,612

Issuers:	Avianca Holdings S.A.

Guarantors:	Avianca Costa Rica, S.A, Avianca Perú S.A., and Taca International Airlines, S.A. fully and unconditionally guarantee the total Notes, Aerovías del Continente Americano – Avianca, S.A, unconditionally guarantee the obligations of Avianca Leasing, LLC under the Senior Notes in an amount equal to $367 million.

Pending bonds	$484,419 aggregate capital amount of 9.00% Senior Bonds payable in 2023.

Initial Issue Date:	December 31, 2019.

Issue Amount:	$484,419

Interest:	The Senior Notes will bear interest at a fixed rate of 9.00% per year, The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, Interest will accrue from May 10, 2020, The interest are accumulated from December 31, 2019.

Transaction costs	The transaction costs associated with this new bond issue were $18,807, which are presented as a lower value of the initial carry amounts.

Maturity Date:	The Senior Notes will mature on May 10, 2023